UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

Tax-Free Income Fund	May 31, 2015

T. Rowe Price Tax-Free Income Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par/Shares	$ Value
MUNICIPAL SECURITIES 99.2%		
Alabama 0.3%		
Health Care Auth. for Baptist Health, Series D, 5.00%, 11/15/15	2,975	3,022
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/36	3,340	3,376
		6,398
Arizona 1.9%		
Arizona HFA, Banner Health, Series B, VR, 0.994%, 1/1/37	1,500	1,336
Arizona HFA, Banner Health, Series D, 5.50%, 1/1/31	7,325	7,928
Arizona HFA, Banner Health, Series D, 5.50%, 1/1/38	2,565	2,760
Arizona HFA, Banner Health, Series D, 6.00%, 1/1/27	4,840	5,387
Arizona HFA, Phoenix Children's Hosp., Series A, 5.00%, 2/1/34	3,000	3,185
Maricopa County IDA, Dignity Health, Catholic Healthcare West Series A, 5.00%, 7/1/18	5,000	5,379
Phoenix Civic Improvement Corp., Sky Harbor Int'l. Airport Series A, 5.00%, 7/1/40	10,995	11,868
Phoenix Civic Improvement Corp., Wastewater 5.00%, 7/1/23 (1)	9,835	10,633
		48,476
Arkansas 0.0%		
North Little Rock, Series A, 6.50%, 7/1/15 (1)(2)	905	910
		910
California 15.3%		
Bay Area Toll Auth., San Francisco Area, 5.625%, 4/1/44 (Prerefunded 4/1/19) (3)	6,000	7,007
California, Economic Recovery, Series A, 5.00%, 7/1/22	6,000	6,291
California, Economic Recovery, Series A1, 5.25%, 7/1/21 (Prerefunded 7/1/19) (3)	3,495	4,066
California, Economic Recovery, Series A2, 5.25%, 7/1/21 (Prerefunded 7/1/19) (3)	2,005	2,332

California, GO, 5.00%, 9/1/31	7,000	7,919
California, GO, 5.00%, 8/1/32	15,000	17,234
California, GO, 5.00%, 9/1/32	12,400	13,894
California, GO, 5.00%, 10/1/39	5,900	6,665
California, GO, 5.00%, 11/1/43	4,700	5,269
California, GO, 5.25%, 9/1/25	10,000	11,856
California, GO, 5.25%, 3/1/30	2,300	2,669
California, GO, 5.50%, 3/1/40	10,000	11,649
California Dept. of Water Resources, Power Supply 5.00%, 5/1/22	9,000	10,035
California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/21	3,800	4,431
California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/21 (Prerefunded 5/1/20) (3)	6,200	7,303
California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22	1,900	2,211
California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22 (Prerefunded 5/1/20) (3)	3,100	3,652
California HFA, Lucile Packard Children's Hosp., Series A 1.45%, 8/15/23 (Tender 3/15/17)	2,000	2,025
California HFA, Providence, Series C1, 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	60	71
California HFA, Providence, Series C2, 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	3,190	3,759
California HFA, Stanford Hosp. & Clinics, Series A 5.00%, 8/15/42	7,000	7,767
California HFA, Sutter Health, Series D, 5.25%, 8/15/31	7,325	8,436
California Public Works Board, Board of Judicial Council Series A, 5.00%, 3/1/38	5,000	5,537
California Public Works Board, Dept. of State Hospitals Series E, 5.00%, 6/1/26	5,000	5,799
California Public Works Board, Series B, 5.00%, 10/1/34	1,090	1,239
California Public Works Board, Series B, 5.00%, 10/1/39	10,000	11,237

California Statewide CDA, American Baptist Homes of the West 6.25%, 10/1/39	3,600	3,995
California Statewide CDA, American Baptist Homes of the West Series B-3, 2.10%, 10/1/19	2,200	2,201
California Statewide CDA, Cottage Health, 5.00%, 11/1/40	8,650	9,478
California Statewide CDA, Cottage Health, 5.25%, 11/1/30	7,025	7,945
California Statewide CDA, Huntington Memorial Hosp. 5.00%, 7/1/27	6,500	6,523
California Statewide CDA, Kaiser Permanente, Series A 5.00%, 4/1/42	8,365	9,154
California Statewide CDA, Kaiser Permanente, Series B 5.25%, 3/1/45	13,000	13,342
California Statewide CDA, Southern California Edison Series C, PCR, 4.25%, 11/1/33 (Tender 11/1/16) (4)	5,000	5,244
California Tobacco Securitization Agency, Tobacco Industry Los Angeles, STEP, 5.25%, 6/1/21	3,425	3,445
Chula Vista Ind. Dev., San Diego Gas & Electric, Series C PCR, 5.875%, 2/15/34	2,000	2,336
Foothill/Eastern Transportation Corridor Agency Zero Coupon, 1/1/17 (2)	18,000	17,787
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A, 5.00%, 6/1/18	6,500	7,229
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A, 5.00%, 6/1/40	9,900	10,864
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A, 5.00%, 6/1/45	1,500	1,500
Inland Valley Dev. Agency, Tax Allocation, Series A 5.25%, 9/1/37	4,600	5,191
Long Beach, Alamitos Bay Marina, GO, 5.00%, 5/15/35 (5)	1,000	1,076
Long Beach, Alamitos Bay Marina, GO, 5.00%, 5/15/40 (5)	2,500	2,672
Los Angeles Airport, Int'l. Airport, Series D, 5.25%, 5/15/27	5,000	5,869
Los Angeles Dept. of Water & Power, Electric, Series A2 5.00%, 7/1/32 (6)	6,685	7,212
Los Angeles Harbor Dept., 7.60%, 10/1/18 (2)	1,305	1,458
Los Angeles Harbor Dept., Series B, 5.25%, 8/1/34	5,750	6,529

Riverside County Redev. Agency, Desert Community Project Series D, 6.00%, 10/1/37	3,550	4,091
Sacramento County Sanitation Dist. Fin. Auth., Series B, VR 0.705%, 12/1/35 (4)	2,800	2,507
San Buenaventura, Community Memorial Health 8.00%, 12/1/31	3,700	4,649
San Diego County Regional Airport Auth., Series A 5.00%, 7/1/40	10,900	12,028
San Diego Public Fac. Fin. Auth., Water Utility, Series B 5.50%, 8/1/39	9,000	10,371
San Francisco City & County Airports Commission Int'l. Airports, Series E, 5.25%, 5/1/32	6,790	7,667
San Francisco City & County Airports Commission Int'l. Airports, Series E, 6.00%, 5/1/39	13,000	15,180
San Mateo, Bay Meadows Community Fac. Dist., Special Tax 5.50%, 9/1/44	3,000	3,315
Southern California Public Power Auth., Los Angeles Dept. of Water & Power, Electric, 5.00%, 7/1/29	14,250	16,420
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	5,070	5,374
Univ. of California Regents, Series I, 5.00%, 5/15/28	3,500	4,168
		387,173
Colorado 1.9%		
Colorado HFA, Adventist Health/Sunbelt, Series D, VR 5.25%, 11/15/35	3,500	3,723
Colorado HFA, Catholic Health Initiatives, Series A 5.25%, 1/1/45	19,850	21,677
Colorado Housing Fin. Auth., Single Family, 5.50%, 11/1/29	435	450
Denver Convention Center Hotel Auth., 5.25%, 12/1/20 (8)	8,370	8,821
Denver Urban Renewal Auth., Stapleton Senior Tax Increment Series A1, 5.00%, 12/1/19	4,000	4,527
Univ. of Colorado, Series A, 5.375%, 6/1/38 (Prerefunded 6/1/19) (3)	8,000	9,251
		48,449

Connecticut 0.9%		
Connecticut HEFA, Stamford Hosp., Series J, 5.00%, 7/1/42	15,865	16,845
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31	2,299	166
Mohegan Tribe Indians, 6.00%, 1/1/16	600	600
Mohegan Tribe Indians, 6.25%, 1/1/31	5,750	5,750
		23,361
Delaware 0.3%		
Delaware Economic Dev. Auth., Delmarva Power & Light PCR, 5.40%, 2/1/31	5,680	6,307
		6,307
District of Columbia 4.3%		
District of Columbia, Friendship Public Charter School 5.00%, 6/1/35 (7)	2,750	2,773
District of Columbia, Friendship Public Charter School 5.25%, 6/1/33 (7)	1,845	1,847
District of Columbia, Income Tax, Series A, GO, 5.50%, 12/1/30	12,000	13,946
District of Columbia, National Public Radio, Series A 5.00%, 4/1/30	14,000	15,638
District of Columbia, Series B, GO, 6.00%, 6/1/17 (1)	4,350	4,802
District of Columbia Water & Sewer Auth., Public Utility Series A, 6.00%, 10/1/35 (Prerefunded 10/1/18) (3)	2,600	3,012
Metropolitan Washington Airports Auth., Dulles Toll Road Series B, STEP, 10/1/44	9,350	9,675
Metropolitan Washington Airports Auth., Series B 5.25%, 10/1/24	3,000	3,442
Metropolitan Washington Airports Auth., Series B 5.25%, 10/1/25	6,000	6,885
Metropolitan Washington Airports Auth., Series C 5.625%, 10/1/39	19,250	21,567
Washington Convention & Sports Auth., Series A 5.00%, 10/1/40	11,175	12,085
Washington Metropolitan Area Transit Auth., Series A 5.125%, 7/1/32	2,500	2,836

Washington Metropolitan Area Transit Auth., Series A 5.25%, 7/1/26	3,000	3,412
Washington Metropolitan Area Transit Auth., Series A 5.25%, 7/1/27	6,000	6,824
		108,744
Florida 6.8%		
Alachua County HFA, East Ridge Retirement Village Series E, 6.25%, 11/15/44	4,500	4,959
Broward County, Main Courthouse, Series A, 5.25%, 10/1/36	8,110	9,261
Davie, Nova Southeastern Univ., Series A, 6.00%, 4/1/42	6,300	7,199
Florida, Lottery, Board of Ed., 5.00%, 7/1/15	10,000	10,043
Florida, Lottery, Board of Ed., Series A, 5.00%, 7/1/26	5,000	5,458
Florida Municipal Power Agency, All Requirements Series A, 5.00%, 10/1/28	5,400	5,964
Florida Municipal Power Agency, All Requirements Series A, 5.00%, 10/1/31 (Tender 10/1/18)	5,250	5,759
Florida Municipal Power Agency, All Requirements Series A, 6.25%, 10/1/31	7,100	8,328
Highlands County HFA, Adventist Health/Sunbelt Series B, 6.00%, 11/15/37	8,950	10,424
Jacksonville, Sales Tax, 5.00%, 10/1/30	2,880	3,257
Jacksonville, Transportation, Series A, 5.00%, 10/1/29	3,500	3,985
Jacksonville, Transportation, Series A, 5.00%, 10/1/30	11,555	13,116
Jacksonville, Transportation, Series A, 5.00%, 10/1/31	4,450	5,032
Miami-Dade County, Aviation, Series A, 5.50%, 10/1/36	10,000	11,312
Miami-Dade County, Transit Sales Tax, 5.00%, 7/1/37 (8)	16,425	18,100
Miami-Dade County EFA, Univ. of Miami, Series A 5.50%, 4/1/38	220	228
Miami-Dade County EFA, Univ. of Miami, Series A 5.75%, 4/1/28	1,915	1,989
North Brevard County Hosp. Dist., Parrish Medical Center 5.75%, 10/1/43	1,440	1,589

North Brevard County Hosp. Dist., Parrish Medical Center 5.75%, 10/1/43 (Prerefunded 10/1/18) (3)	3,560	4,092
Orange County HFA, Nemours Foundation, Series A 5.00%, 1/1/20	1,000	1,128
Orange County HFA, Nemours Foundation, Series A 5.00%, 1/1/39	19,815	21,427
Orlando & Orange County Expressway Auth., Series B 5.00%, 7/1/25 (9)	10,880	12,404
Seminole Tribe of Florida, Series A, 5.50%, 10/1/24 (10)	4,400	4,688
Sumter County IDA, Central Florida Health Alliance Series A, 5.25%, 7/1/44	1,500	1,615
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Series A, 5.00%, 9/1/29	1,880	2,110
		173,467
Georgia 3.3%		
Atlanta Airport, Series A, 5.00%, 1/1/32	2,500	2,825
Atlanta Airport, Series A, 5.00%, 1/1/33	1,600	1,807
Atlanta Airport, Series A, 5.00%, 1/1/34	3,000	3,371
Atlanta Water & Sewer, Wastewater, Series A, 6.25%, 11/1/34 (Prerefunded 11/1/19) (3)	7,000	8,455
Cobb County Kennestone Hosp. Auth., WellStar Health Anticipation Certificates, 5.25%, 4/1/41	3,000	3,325
Fulton County, Water & Sewer, 5.00%, 1/1/27	7,000	7,935
Fulton County Dev. Auth., Woodruff Arts Center, Series B 5.25%, 3/15/24	8,000	8,891
Hall County & Gainsville Hosp. Auth., Northeast Georgia Health Series A, 5.375%, 2/15/40	15,880	17,393
Hall County & Gainsville Hosp. Auth., Series A 5.50%, 8/15/54	6,600	7,504
Main Street Natural Gas, Georgia Municipal Gas Auth. Series A, 5.50%, 9/15/25	6,000	7,104
Main Street Natural Gas, Georgia Municipal Gas Auth. Series B, 5.00%, 3/15/20	1,900	2,112
Municipal Electric Auth., Power, Series EE, 7.25%, 1/1/24 (6)	6,500	8,813

Municipal Electric Auth., Power, Series Z, 5.50%, 1/1/20	15	16
Municipal Electric Auth., Refunding, Series BB 5.70%, 1/1/19 (4)	3,655	3,952
		83,503
Idaho 0.7%		
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/34	2,100	2,308
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/44	14,290	15,578
		17,886
Illinois 8.4%		
Chicago Midway Airport, Series B, 5.00%, 1/1/35	7,960	8,740
Chicago Midway Airport, Series B, 5.00%, 1/1/36	3,070	3,366
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/20	10,600	10,885
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/29	11,735	13,045
Chicago O'Hare Int'l. Airport, Series C, 5.50%, 1/1/31	5,490	6,226
Chicago O'Hare Int'l. Airport, Series C, 6.50%, 1/1/41	7,250	8,728
Cook County, Series C, GO, 5.00%, 11/15/25	9,485	10,148
Cook County, Series C, GO, 5.00%, 11/15/26	4,935	5,253
Cook County, Series C, GO, 5.00%, 11/15/29	1,065	1,120
Illinois, GO, 5.50%, 7/1/38	12,250	13,021
Illinois, Unemployment Insurance Fund, Building Receipts Series B, 5.00%, 12/15/18	4,500	4,713
Illinois Fin. Auth., Advocate Health Care Network 6.50%, 11/1/38 (Prerefunded 11/1/18) (3)	2,500	2,930
Illinois Fin. Auth., Edward-Elmhurst Healthcare, Series A 5.50%, 2/1/40 (6)	1,850	1,990
Illinois Fin. Auth., Franciscan Communities, Series A 5.125%, 5/15/43	5,935	6,026
Illinois Fin. Auth., Lutheran Senior Services Obligation Group Hillside Village, 5.25%, 2/1/37	4,900	5,003
Illinois Fin. Auth., Palos Community Hosp., Series A 5.00%, 5/15/32 (1)	11,360	11,898

Illinois Fin. Auth., Rush Univ. Medical Center, Series C 6.625%, 11/1/39 (Prerefunded 5/1/19) (3)	5,000	5,996
Illinois Regional Transportation Auth., Series A 5.75%, 6/1/34 (9)	5,250	6,718
Illinois Regional Transportation Auth., Series A 6.00%, 7/1/33 (4)	15,000	19,779
Illinois Regional Transportation Auth., Series A 6.70%, 11/1/21 (4)	3,825	4,408
Illinois Regional Transportation Auth., Series D 7.75%, 6/1/19 (4)	4,440	4,991
Illinois Toll Highway Auth., Series A-1, 5.00%, 1/1/27	10,000	11,141
Illinois Toll Highway Auth., Series A-1, 5.00%, 1/1/31	5,000	5,568
Illinois Toll Highway Auth., Series B, 5.50%, 1/1/33	5,000	5,460
Metropolitan Pier & Exposition Auth., McCormick Place Series A, 5.50%, 6/15/50	20,000	21,236
Metropolitan Pier & Exposition Auth., McCormick Place Series A, Zero Coupon, 6/15/18 (2)(4)	4,115	3,948
Metropolitan Pier & Exposition Auth., McCormick Place Series A, Zero Coupon, 6/15/37 (1)	11,870	4,057
Metropolitan Pier & Exposition Auth., McCormick Place Series B, 5.00%, 12/15/28	5,000	5,430
Metropolitan Pier & Exposition Auth., McCormick Place Series B, Zero Coupon, 12/15/41	10,000	2,640
		214,464
Indiana 1.0%		
Indiana Fin. Auth., Franciscan Alliance, Sisters of Saint Francis Health, 5.00%, 11/1/29	5,000	5,492
Indiana Fin. Auth., Ohio Valley Electric, Series A, IDRB 5.00%, 6/1/39	3,000	3,183
Jasper County Economic Dev. Auth., Northern Indiana Public Service, 5.70%, 7/1/17 (6)	5,000	5,371
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37 (10)	5,000	5,204
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31	5,000	6,020
		25,270

Iowa 0.3%		
Altoona, Urban Renewal Tax Annual Appropriation 6.00%, 6/1/39	2,000	2,168
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25	3,750	4,165
Iowa Fin. Auth., Iowa Fertilizer, 5.50%, 12/1/22	1,400	1,491
		7,824
Kansas 0.3%		
Kansas Dev. Fin. Auth., Adventist Health/Sunbelt 5.75%, 11/15/38	6,500	7,446
		7,446
Kentucky 1.3%		
Kentucky Economic Dev. Fin. Auth, Masonic Homes 5.375%, 11/15/32	2,000	2,076
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.50%, 3/1/45	2,500	2,845
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series A, 6.375%, 6/1/40	10,000	11,341
Kentucky Public Transportation Infrastructure Auth. 1st Downtown Crossing, Series A, 5.75%, 7/1/49	2,100	2,361
Kentucky Public Transportation Infrastructure Auth. 1st Downtown Crossing, Series A, 6.00%, 7/1/53	8,300	9,442
Kentucky Public Transportation Infrastructure Auth. Downtown Crossing, BAN, Series A, 5.00%, 7/1/17	3,600	3,895
		31,960
Louisiana 0.6%		
Louisiana Local Gov't. Environmental Fac. Auth. Jefferson Parish, Series A, GO, 5.00%, 4/1/26	2,000	2,206
Louisiana Local Gov't. Environmental Fac. Auth. Jefferson Parish, Series A, GO, 5.375%, 4/1/31	1,250	1,394
Saint Charles Parish PCR, Valero Energy, Gulf Opportunity Zone 4.00%, 12/1/40 (Tender 6/1/22)	3,500	3,816

Saint John Baptist Parish, Marathon Oil, Series A, PCR 5.125%, 6/1/37	7,800	8,217
		15,633
Maryland 6.3%		
Baltimore, Convention Center Hilton, Series B, 5.875%, 9/1/39	1,500	1,545
Baltimore, Wastewater, Series C, 5.00%, 7/1/39	3,030	3,403
Baltimore, Wastewater, Series C, 5.00%, 7/1/44	4,810	5,402
Baltimore, Water, Series A, 5.00%, 7/1/31	4,515	5,190
Baltimore, Water, Series A, 5.00%, 7/1/34	3,635	4,136
Baltimore, Water, Series B, 5.00%, 7/1/28	1,000	1,167
Baltimore, Water, Series B, 5.00%, 7/1/29	3,035	3,519
Gaithersburg, Asbury Obligated Group, Series A 5.125%, 1/1/26	4,750	4,863
Gaithersburg, Asbury Obligated Group, Series A 5.125%, 1/1/36	8,000	8,133
Gaithersburg, Asbury Obligated Group, Series B, 5.65%, 1/1/19	1,755	1,946
Gaithersburg, Asbury Obligated Group, Series B, 6.00%, 1/1/23	1,380	1,538
Maryland CDA, Residential, Series C, 3.95%, 9/1/17	2,715	2,847
Maryland Economic Dev. Corp., Ports America Chesapeake 5.75%, 6/1/35	3,000	3,221
Maryland Economic Dev. Corp., Potomac Electric Power PCR, 6.20%, 9/1/22	6,500	7,598
Maryland HHEFA, Adventist Healthcare, Series A 6.25%, 1/1/31	2,500	2,849
Maryland HHEFA, Anne Arundel Health, Series A 6.75%, 7/1/39 (Prerefunded 7/1/19) (3)	4,350	5,293
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41	3,000	3,333
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45	2,000	2,217
Maryland HHEFA, Doctors Community Hosp., Series A 5.00%, 7/1/20	4,235	4,415
Maryland HHEFA, Health Pool 85 A & B, Series B, VRDN 0.09%, 4/1/35	2,500	2,500
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	7,675	6,480

Maryland HHEFA, MedStar Health, 5.00%, 8/15/32	14,380	15,967
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	1,255	1,385
Maryland HHEFA, Mercy Medical Center, Series A 5.50%, 7/1/42	9,500	9,932
Maryland HHEFA, Ingleside at King Farm, Series A 5.30%, 1/1/37	3,285	3,359
Maryland HHEFA, Univ. of Maryland Medical 7.00%, 7/1/22 (4)	1,280	1,525
Maryland HHEFA, Univ. of Maryland Medical, Series A 5.00%, 7/1/43	8,065	8,755
Maryland HHEFA, Washington County Hosp. Meritus Medical Center, 5.75%, 1/1/33	2,625	2,810
Maryland HHEFA, Washington County Hosp. Meritus Medical Center, 5.75%, 1/1/38	2,350	2,513
Maryland HHEFA, Washington County Hosp. Meritus Medical Center, 6.00%, 1/1/43	5,500	5,902
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34	10,335	11,436
Washington Suburban Sanitation Dist., Consolidated Public Improvement, GO, 4.00%, 6/1/38	6,910	7,159
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,000	3,163
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	3,000	3,203
		158,704
Massachusetts 1.8%		
Massachusetts Bay Transportation Auth., Series A 7.00%, 3/1/21 (2)	1,695	1,825
Massachusetts Bay Transportation Auth., Series A, GO 7.00%, 3/1/21	2,510	3,024
Massachusetts Clean Water Trust, Water Pollution Abatement Program, Series A, 6.00%, 8/1/19	5,000	5,945
Massachusetts DOT, Highway, Series B, 5.00%, 1/1/32	10,185	11,324
Massachusetts Ed. Fin. Auth., 6.00%, 1/1/28	1,190	1,259
Massachusetts HEFA, Harvard Univ., Series A 5.50%, 11/15/36	2,500	2,858

Massachusetts HEFA, Harvard Univ., Series N 6.25%, 4/1/20	5,000	6,131
Massachusetts HEFA, Massachusetts Institute of Technology 5.50%, 7/1/32	10,000	13,276
		45,642
Michigan 0.1%		
Michigan Fin. Auth., Detroit Sewage Disposal, Series C-6 5.00%, 7/1/33	2,000	2,159
		2,159
Mississippi 0.2%		
Mississippi Business Fin. Corp., Chevron, Series G, VRDN 0.06%, 11/1/35	1,000	1,000
Warren County Gulf Opportunity Zone, International Paper Series A, PCR, 6.50%, 9/1/32	4,000	4,579
		5,579
Missouri 1.8%		
Cape Girardeau County IDA, Saint Francis Medical Center 5.75%, 6/1/39	2,150	2,415
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31	4,480	4,899
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/25	5,000	5,842
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26	7,000	8,118
Missouri HEFA, Washington Univ., Series A, 5.375%, 3/15/39	5,000	5,504
Missouri Joint Municipal Electric Utility Commission, Plum Point 5.00%, 1/1/23 (Prerefunded 1/1/16) (1)(3)	6,355	6,530
Missouri Joint Municipal Electric Utility Commission, Power 5.00%, 1/1/34	10,985	12,279
		45,587
Nebraska 0.1%		
Omaha Public Power Dist., Electric, Series B, 6.20%, 2/1/17 (2)	1,240	1,317
		1,317

Nevada 1.3%		
Clark County Airport, McCarran Int'l. Airport, Series B 5.125%, 7/1/36	10,000	11,163
Clark County Airport, McCarran Int'l. Airport, Series B 5.75%, 7/1/42	11,500	13,365
Clark County Airport, McCarran Int'l. Airport, Series C 5.00%, 7/1/25 (9)	1,800	2,028
Clark County School Dist., Series A, GO, 5.00%, 6/15/25 (4)	5,000	5,530
		32,086
New Jersey 5.1%		
Garden State Preservation Trust, Farmland, Series A 5.00%, 11/1/17 (9)	3,000	3,263
Garden State Preservation Trust, Farmland, Series A 5.75%, 11/1/28 (9)	13,900	17,348
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/21	1,000	1,129
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/22	7,000	7,956
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/23	2,000	2,255
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28	1,000	1,087
New Jersey Economic Dev. Auth., Provident Group-Montclair Student Housing, 5.75%, 6/1/31	4,750	5,288
New Jersey Economic Dev. Auth., Provident Group-Rowan Univ. Student Housing, Series A, 5.00%, 1/1/48	2,350	2,474
New Jersey Economic Dev. Auth., School Fac. Construction Series EE, 5.25%, 9/1/25	8,000	8,449
New Jersey Economic Dev. Auth., Seabrook Village 5.25%, 11/15/26	2,000	2,052
New Jersey EFA, Univ. of Medicine & Dentistry, Series B 7.50%, 12/1/32 (Prerefunded 6/1/19) (3)	9,000	11,158
New Jersey Housing & Mortgage Fin. Agency, Single Family Series AA, 6.375%, 10/1/28	1,005	1,044
New Jersey Transportation Trust Fund Auth., Series A 6.00%, 12/15/38	10,100	11,270
New Jersey Transportation Trust Fund Auth., Series A 6.00%, 12/15/38 (Prerefunded 12/15/18) (3)(11)	5,400	6,305

New Jersey Turnpike Auth., Series A, 5.00%, 1/1/30	4,000	4,483
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34	5,300	5,949
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/43	6,000	6,545
New Jersey Turnpike Auth., Series E, 5.25%, 1/1/40	11,000	12,127
New Jersey Turnpike Auth., Series I, 5.00%, 1/1/35	12,350	13,486
Rutgers Univ., Series J, 5.00%, 5/1/25	5,000	5,935
		129,603
New Mexico 0.4%		
Jicarilla Apache Nation, 5.50%, 9/1/23 (10)	3,990	3,975
New Mexico Ed. Assistance Foundation, Series B 4.00%, 9/1/19	3,000	3,309
Sandoval County, Incentive Payment, 5.00%, 6/1/20 (Prerefunded 6/1/15) (3)	3,775	3,776
		11,060
New York 10.4%		
Albany City IDA, Saint Peter's Hosp., Series A, 5.25%, 11/15/32 (Prerefunded 11/15/17)	2,000	2,209
Dormitory Auth. of the State of New York, City Univ., Series A 5.75%, 7/1/18 (6)	4,050	4,360
Dormitory Auth. of the State of New York, Mount Sinai Hosp. Series A, 5.00%, 7/1/21	150	174
Dormitory Auth. of the State of New York, Mount Sinai Hosp. Series A, 5.00%, 7/1/22	6,000	6,903
Dormitory Auth. of the State of New York, Mount Sinai Hosp. Series A, 5.00%, 7/1/26	4,165	4,672
Dormitory Auth. of the State of New York, Mount Sinai School of Medicine, 5.125%, 7/1/39	4,855	5,351
Dormitory Auth. of the State of New York, Personal Income Tax Series A, 5.00%, 2/15/30	4,850	5,580
Dormitory Auth. of the state of New York, Personal Income Tax Series B, 5.00%, 3/15/32	3,750	4,235
Dormitory Auth. of the State of New York, Personal Income Tax Series C, 5.00%, 3/15/41	7,000	7,794

Dormitory Auth. of the State of New York, Personal Income Tax Series D, 5.00%, 3/15/31 (Prerefunded 9/15/16) (3)	10	11
Dormitory Auth. of the State of New York, Saint John's Univ. Series A, 5.00%, 7/1/44	4,800	5,282
Dormitory Auth. of the State of New York, State Univ., Series B 5.25%, 5/15/19	1,775	1,959
Hudson Yards Infrastructure Corp., Series A, 5.25%, 2/15/47	2,415	2,648
Hudson Yards Infrastructure Corp., Series A, 5.75%, 2/15/47	8,975	10,245
Long Island Power Auth., Electric, Series A, 5.25%, 12/1/20 (Prerefunded 6/1/16) (1)(3)	5,000	5,247
Long Island Power Auth., Electric, Series A, 6.00%, 5/1/33	10,000	11,590
Long Island Power Auth., Electric, Series A, 6.25%, 4/1/33	13,000	15,054
Metropolitan Transportation Auth., Series 2008C 6.25%, 11/15/23	5,710	6,687
Metropolitan Transportation Auth., Series 2008C 6.50%, 11/15/28	8,950	10,544
Metropolitan Transportation Auth., Series B 5.25%, 11/15/26 (9)	15,000	18,522
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30	5,560	6,300
New York City, Series J, GO, 5.00%, 8/1/31	5,000	5,715
New York City, Series J, GO, 5.00%, 8/1/32	7,500	8,533
New York City Municipal Water Fin. Auth., Water & Sewer Series A, 5.75%, 6/15/40	1,300	1,473
New York City Municipal Water Fin. Auth., Water & Sewer Series B3, VRDN, 0.08%, 6/15/45	1,800	1,800
New York City Transitional Fin. Auth., Series 3-H, VRDN 0.09%, 11/1/22	2,200	2,200
New York Liberty Dev. Corp., 2nd Priority, Bank of America One Bryant Park, Class 3, 5.625%, 1/15/46	11,500	12,961
New York Liberty Dev. Corp., 2nd Priority, Bank of America One Bryant Park, Class 3, 6.375%, 7/15/49	8,400	9,536
New York Liberty Dev. Corp., 4 World Trade Center 5.75%, 11/15/51	26,500	30,566
New York State Housing Fin. Agency, 160 Madison Avenue Series A, VRDN, 0.10%, 11/1/46	2,000	2,000

New York State Thruway Auth., Series A, 5.00%, 5/1/19	15,500	17,512
New York State Urban Dev. Corp., Personal Income Tax Series B, 5.00%, 3/15/27	10,000	10,729
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal 6.00%, 12/1/42	2,500	2,928
Port Auth. of New York & New Jersey, Series 179 5.00%, 12/1/38	5,000	5,626
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (10)	4,000	4,151
Triborough Bridge & Tunnel Auth., General Purpose Series Y, 5.50%, 1/1/17 (2)	8,290	8,638
Westchester County Local Dev. Corp., Pace Univ. Series A, 5.50%, 5/1/42	3,910	4,501
		264,236
North Carolina 2.4%		
Charlotte, Charlotte-Douglas Int'l. Airport, Series A 5.00%, 7/1/39	7,450	8,180
Charlotte, Charlotte-Douglas Int'l. Airport, Series A 5.50%, 7/1/34	7,545	8,659
Charlotte-Mecklenburg Hosp. Auth., Series H, VRDN 0.08%, 1/15/45	19,845	19,845
North Carolina Eastern Municipal Power Agency, Series B 5.00%, 1/1/26	6,500	7,270
North Carolina Medical Care Commission, Wake Forest Baptist Series A, 5.00%, 12/1/45	8,040	8,627
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, 5.25%, 1/1/20	2,500	2,730
Raleigh-Durham Airport Auth., Series A, 5.00%, 5/1/32	5,000	5,622
		60,933
North Dakota 0.6%		
Grand Forks Health Care, Altru Health, 5.00%, 12/1/32	13,835	14,645
		14,645

Ohio 0.9%		
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40	2,700	2,969
Ohio Air Quality Dev. Auth., FirstEnergy Solutions, Series A PCR, 5.70%, 8/1/20	10,000	11,459
Ohio Water Dev. Auth., FirstEnergy Solutions, Series A, PCR 5.875%, 6/1/33 (Tender 6/1/16)	8,640	9,031
		23,459
Oklahoma 0.2%		
Tulsa County IDA, Senior Living Community, Montereau Series A, 7.125%, 11/1/30	3,000	3,328
Tulsa County IDA, Senior Living Community, Montereau Series A, 7.25%, 11/1/40	2,500	2,756
		6,084
Oregon 0.4%		
Deschutes County Hosp. Fac. Auth., Saint Charles Health 8.25%, 1/1/38	5,000	5,913
Oregon Health & Sciences Univ., Series A, 5.75%, 7/1/39	3,750	4,313
		10,226
Pennsylvania 2.1%		
Beaver County IDA, FirstEnergy Solutions, Series A, PCR 2.20%, 1/1/35 (Tender 7/1/16)	6,000	6,058
Cumberland County Municipal Auth., Asbury Obligation Group 5.25%, 1/1/27	1,275	1,352
Delaware River Port Auth. of Pennsylvania & New Jersey Series E, 5.00%, 1/1/40	5,400	5,910
Lancaster County Hosp. Auth., Brethren Village, Series A 6.50%, 7/1/40	3,000	3,121
Montgomery County IDA, Albert Einstein Healthcare Network Series A, 5.25%, 1/15/45 (5)	4,840	5,058
Montgomery County IDA, FHA Insured Mortgage, 5.25%, 8/1/33	6,475	7,422
Northampton County General Purpose Auth., Saint Luke's Univ. Health Network, Series A, 5.50%, 8/15/40	5,565	6,109

Philadelphia Airport, Series A, 5.00%, 6/15/35	16,000	17,494
		52,524
Rhode Island 0.0%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35 (12)(13)	4,915	1,222
		1,222
South Carolina 0.6%		
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/16 (13)	161	145
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/17 (13)	218	166
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/18 (13)	241	164
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/19 (13)	262	155
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/20 (13)	285	159
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/21 (13)	338	169
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/22 (13)	358	161
Connector 2000 Assoc., Series A1, Zero Coupon, 1/1/32 (13)	6,663	1,532
Connector 2000 Assoc., Series A1, Zero Coupon, 1/1/42 (13)	11,189	1,287
Connector 2000 Assoc., Series A1, Zero Coupon, 7/22/51 (13)	14,869	272
Connector 2000 Assoc., Series B1, Zero Coupon, 1/1/32 (13)	2,799	119
Connector 2000 Assoc., Series B1, Zero Coupon, 7/22/51 (13)	10,109	49
Connector 2000 Assoc., Series C1, Zero Coupon, 7/22/51 (13)	1,982	4
South Carolina State Public Service Auth., Series A 5.50%, 1/1/38	9,755	10,960
South Carolina State Public Service Auth., Series A 5.50%, 1/1/38 (Prerefunded 1/1/19) (3)	840	965
		16,307
South Dakota 1.2%		
South Dakota HEFA, Avera Health, Series A, 5.00%, 7/1/42	12,805	13,828
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/37	1,770	1,935

South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/42	13,065	14,201
		29,964
Tennessee 1.2%		
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 Series A, 5.125%, 10/1/35	5,000	5,017
Tennessee Energy Acquisition Corp., Goldman Sachs, Series A 5.25%, 9/1/18	15,000	16,684
Tennessee Energy Acquisition Corp., Goldman Sachs Series A, 5.25%, 9/1/24	8,100	9,435
		31,136
Texas 8.7%		
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	2,000	2,164
Central Texas Regional Mobility Auth., 5.00%, 1/1/42	12,780	13,746
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/43	2,700	2,914
Dallas/Fort Worth Regional Airport, Int'l. Airport, Series C 5.00%, 11/1/45	10,000	10,916
Dallas/Fort Worth Regional Airport, Int'l. Airport, Series D 5.25%, 11/1/25	4,800	5,673
Dallas/Fort Worth Regional Airport, Int'l. Airport, Series G 5.00%, 11/1/28	7,000	7,973
Fort Bend County IDC, NRG Energy, Series A, PCR 4.75%, 5/1/38	3,000	3,067
Guadalupe-Blanco River Auth. IDRB, AEP Texas Central 5.625%, 10/1/17	5,000	5,471
Harris County Cultural Ed. Fac., Brazos Presbytarian Homes Series B, 7.00%, 1/1/43	3,000	3,574
Harris County Cultural Ed. Fac., Houston Methodist Hosp. Series C1, VRDN, 0.10%, 12/1/24	6,700	6,700
Harris County Health Fac. Dev. Corp., Houston Methodist Hosp. Series A2, VRDN, 0.10%, 12/1/41	9,400	9,400
Houston, Airport, Series A, 5.00%, 7/1/22	5,400	5,964
Houston, Airport, Series B, 5.00%, 7/1/22 (4)	2,985	3,230
Lower Colorado River Auth., 5.625%, 5/15/39 (6)	13,560	15,273

Lower Colorado River Auth., 5.625%, 5/15/39 (Prerefunded 5/15/19) (3)	15	17
Lower Colorado River Auth., 5.625%, 5/15/39 (Prerefunded 5/15/19) (3)	50	58
Lower Colorado River Auth., 5.625%, 5/15/39 (Prerefunded 5/15/19) (3)	590	686
Lower Colorado River Auth., 5.625%, 5/15/39 (Prerefunded 5/15/19) (3)	35	41
Lower Colorado River Auth., 5.75%, 5/15/37	1,090	1,090
Lower Colorado River Auth., Transmission Services, Series A 5.00%, 5/15/30	3,885	4,299
Lower Colorado River Auth., Transmission Services, Series A 5.00%, 5/15/31	3,100	3,424
Matagorda County Navigation Dist. No. 1, Central Power & Light Series A, PCR, 6.30%, 11/1/29	2,500	2,846
New Hope Cultural Ed. Fac. Fin. Corp., CHF Stephenville III - Tarleton State Univ., Series A, 5.00%, 4/1/30	300	324
New Hope Cultural Ed. Fac. Fin. Corp., CHF Stephenville III - Tarleton State Univ., Series A, 5.00%, 4/1/47	1,175	1,234
North Texas Municipal Water Dist., 5.00%, 9/1/31 (Prerefunded 9/1/16) (1)(3)	2,555	2,699
North Texas Municipal Water Dist., 5.00%, 9/1/31 (Prerefunded 9/1/16) (1)(3)	7,445	7,870
North Texas Tollway Auth., First Tier, 6.00%, 1/1/38	12,000	14,001
North Texas Tollway Auth., First Tier, Series A, 5.75%, 1/1/40	4,000	4,393
North Texas Tollway Auth., Series F, 6.125%, 1/1/31 (Prerefunded 1/1/16) (3)	5,000	5,168
North Texas Tollway Auth., Special Project, Series A 5.50%, 9/1/41	9,000	10,532
Tarrant County Cultural Ed. Fac. Fin. Corp., 5.25%, 8/15/28 (Prerefunded 8/15/18) (3)	2,960	3,345
Tarrant County Cultural Ed. Fac. Fin. Corp., 5.25%, 8/15/28 (Prerefunded 8/15/18) (3)	2,040	2,306
Tarrant County Cultural Ed. Fac. Fin. Corp., 5.50%, 8/15/31 (Prerefunded 8/15/18) (3)	16,720	19,025

Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere - Northwest Senior Housing, Series A, 5.00%, 11/15/45 (5)	3,300	3,409
Tarrant County Cultural Ed. Fac. Fin. Corp. Texas Health Resources, Series A, 5.00%, 2/15/24	5,865	6,243
Texas City IDC, NRG Energy, Series 2012, IDRB 4.125%, 12/1/45	1,650	1,553
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch Series A, 5.25%, 12/15/25	1,000	1,171
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch Series D, 6.25%, 12/15/26	6,140	7,439
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/29	8,200	9,026
Texas Transportation Commission, Central Texas Turnpike Series C, 5.00%, 8/15/37	7,750	8,410
Travis County Health Fac. Dev. Corp., Westminster Manor 7.00%, 11/1/30	1,000	1,166
Travis County Health Fac. Dev. Corp., Westminster Manor 7.125%, 11/1/40	2,000	2,313
		220,153
Utah 0.6%		
Utah Transit Auth., Sales Tax, Series A, 5.25%, 6/15/38 (Prerefunded 6/15/18) (3)	14,375	16,138
		16,138
Virgin Islands 0.2%		
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	5,000	5,667
		5,667
Virginia 2.3%		
Fairfax County Economic Dev. Auth., Silver Line Phase I Project 5.00%, 4/1/36	9,000	9,926
Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/40	5,000	5,515
Fairfax County IDA, Inova Health, Series A, 5.50%, 5/15/35	7,500	8,416

Fauquier County IDA, Fauquier Hosp., Series A, 5.25%, 10/1/37 (Prerefunded 10/1/17) (3)	155	171
Henrico County Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/30	2,500	2,766
James City County Economic Dev. Auth., United Methodist Homes, Windsormeade, Series A, 2.00%, 10/1/48 (14)	803	36
James City County Economic Dev. Auth., United Methodist Homes, Windsormeade, Series A, 6.00%, 6/1/43	2,483	2,430
Route 460 Funding Corp., Toll Road, 5.125%, 7/1/49	14,000	14,996
Univ. of Virginia, 5.00%, 6/1/40	2,545	2,803
Washington County IDA, Mountain States Health Alliance Series C, 7.75%, 7/1/38	2,000	2,308
Winchester IDA, Valley Health, Series E, 5.625%, 1/1/44	7,480	8,213
		57,580
Washington 2.1%		
Chelan County Public Utility Dist. No. 1, Rock Island Hydro Zero Coupon, 6/1/18 (1)	10,100	9,669
King County Public Hosp. Dist. No. 1, Valley Medical Center 5.75%, 9/1/20 (2)(6)	10,950	12,127
King County Sewer, 5.75%, 1/1/43 (Prerefunded 1/1/18) (3)	10,000	11,197
Washington, Motor Vehicle Tax, Series C, GO, 5.00%, 6/1/29	7,000	8,125
Washington, Series B, GO, 5.70%, 10/1/15	3,155	3,215
Washington Health Care Fac. Auth., 6.25%, 8/1/36 (Prerefunded 8/1/18) (3)	7,975	9,241
		53,574
West Virginia 0.6%		
Pleasants County, Allegheny Energy Supply, Series F, PCR 5.25%, 10/15/37	7,400	7,769
West Virginia Building Commission, Regional Jail, Court Fees Series C, 5.375%, 7/1/18 (6)	1,790	1,945

West Virginia Economic Dev. Auth., State Lottery Fund, Series A 5.00%, 6/15/35	5,500	6,213
		15,927
Total Municipal Securities (Cost $2,316,707)		2,518,783
COMMON STOCKS 0.0%		
West Virginia 0.6%		
United Continental (13)	—	5
Total Common Stocks (Cost $—)		5
Total Investments in Securities 99.2% of Net Assets (Cost $2,318,551)		**$ 2,518,788**

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Insured by National Public Finance Guarantee Corp.
(2) Escrowed to maturity
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Financial Guaranty Insurance Company
(5) When-issued security
(6) Insured by AMBAC Assurance Corp.
(7) Insured by ACA Financial Guaranty Corp.
(8) Insured by Syncora Guarantee
(9) Insured by Assured Guaranty Municipal Corp.
(10) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $18,018 and represents 0.7% of net assets.
(11) Insured by Assured Guaranty U.S. Holdings
(12) In default with respect to payment of interest.
(13) Non-income producing
(14) Distressed security. Currently making payment in kind.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
EFA Educational Facility Authority
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corp.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on October 26, 1976. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended May 31, 2015.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of May 31, 2015, cash of $101,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

NOTE 5 - FEDERAL INCOME TAXES

At May 31, 2015, the cost of investments for federal income tax purposes was $2,316,707,000. Net unrealized gain aggregated $202,001,000 at period-end, of which $212,014,000 related to appreciated investments and $10,013,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 28, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 28, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 28, 2015